Borrowings - New Transactions (Details) $ in Millions, $ in Millions													12 Months Ended
	Feb. 27, 2026 USD ($)	Oct. 30, 2025 USD ($)	Oct. 30, 2025 CAD ($)	Sep. 11, 2025 USD ($)	Sep. 11, 2025 CAD ($)	Aug. 14, 2025 USD ($)	Jul. 16, 2025 USD ($)	Jun. 17, 2025 USD ($)	Jun. 17, 2025 CAD ($)	May 20, 2025 USD ($)	May 08, 2025 USD ($)	May 08, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 27, 2026 CAD ($)	Dec. 31, 2025 CAD ($)	Oct. 30, 2025 CAD ($)	Sep. 11, 2025 CAD ($)	Aug. 14, 2025 CAD ($)	May 08, 2025 CAD ($)	Mar. 14, 2025 USD ($)	Mar. 14, 2025 CAD ($)	Feb. 14, 2025 USD ($)	Feb. 13, 2025 USD ($)
Borrowings
Borrowings, Principal													$ 13,743.3	$ 11,874.1
Net cash inflows (outflows) from credit facilities and short term loans													324.3	(51.2)
Brit primary co-obligor on 4.73% unsecured senior notes due November 22, 2034 (Cdn$450.0)
Borrowings
Transfer								$ 335.9	$ 456.0
Brit primary co-obligor on 5.23% unsecured senior notes due November 23, 2054 (Cdn$250.0)
Borrowings
Transfer								185.6	251.9
4.45% due August 14, 2035 (Cdn$400.0) | Hedges of net investment in Canadian subsidiaries
Borrowings
Principal amount of hedged item																			$ 400.0
5.10% due August 16, 2055 (Cdn$300.0) | Hedges of net investment in Canadian subsidiaries
Borrowings
Principal amount of hedged item																			300.0
Holding company
Borrowings
Transfer													(519.8)	(594.2)
Borrowings, Principal													8,922.7	7,976.1
Holding company | Brit primary co-obligor on 4.73% unsecured senior notes due November 22, 2034 (Cdn$450.0)
Borrowings
Transfer								335.9	456.0
Borrowings, Principal									$ 450.0
Interest rate									4.73%
Holding company | Brit primary co-obligor on 5.23% unsecured senior notes due November 23, 2054 (Cdn$250.0)
Borrowings
Transfer								$ 185.6	$ 251.9
Borrowings, Principal									$ 250.0
Interest rate									5.23%
Holding company | 5.75% due May 20, 2035
Borrowings
Borrowings, Principal										$ 500.0			$ 500.0
Interest rate										5.75%			5.75%			5.75%
Net proceeds excluding accrued interest after discount, commissions and expenses										$ 494.5
Holding company | 6.50% due May 20, 2055
Borrowings
Borrowings, Principal										$ 400.0			$ 400.0
Interest rate										6.50%			6.50%			6.50%
Net proceeds excluding accrued interest after discount, commissions and expenses										$ 395.1
Holding company | 4.45% due August 14, 2035 (Cdn$400.0)
Borrowings
Borrowings, Principal						$ 290.0							$ 291.8			$ 400.0			$ 400.0
Interest rate						4.45%							4.45%			4.45%			4.45%
Net proceeds excluding accrued interest after discount, commissions and expenses						$ 288.2
Holding company | 4.45% due August 14, 2035 (Cdn$400.0) | Hedges of net investment in Canadian subsidiaries
Borrowings
Principal amount of hedged item																			$ 400.0
Holding company | 5.10% due August 16, 2055 (Cdn$300.0)
Borrowings
Borrowings, Principal						$ 217.5							$ 218.9			$ 300.0			$ 300.0
Interest rate						5.10%							5.10%			5.10%			5.10%
Net proceeds excluding accrued interest after discount, commissions and expenses						$ 215.5
Holding company | 5.10% due August 16, 2055 (Cdn$300.0) | Offerings of additional borrowings
Borrowings
Borrowings, Principal	$ 182.4														$ 250.0
Interest rate	5.10%														5.10%
Net proceeds excluding accrued interest after discount, commissions and expenses	$ 180.4
Holding company | 5.10% due August 16, 2055 (Cdn$300.0) | Hedges of net investment in Canadian subsidiaries
Borrowings
Principal amount of hedged item																			$ 300.0
Holding company | Notes Payable
Borrowings
Borrowings, Principal													$ 330.0	495.0
Holding company | Revolving Credit Facility
Borrowings
Borrowings, Principal							$ 2,000.0
Ratio of consolidated debt to consolidated capitalization							0.35
Required minimum of shareholders' equity balance							$ 11,500.0
Maximum borrowing capacity													2,000.0
Holding company | Unsecured senior notes 4.40% due 2036 | Offerings of additional borrowings
Borrowings
Borrowings, Principal	$ 291.8														$ 400.0
Interest rate	4.40%														4.40%
Net proceeds excluding accrued interest after discount, commissions and expenses	$ 290.3
Non-insurance companies
Borrowings
Borrowings, Principal													3,213.1	2,918.8
Net cash inflows (outflows) from credit facilities and short term loans													239.4	(51.2)
Non-insurance companies | Fairfax India
Borrowings
Maximum borrowing capacity																							$ 245.0	$ 175.0
Non-insurance companies | Sleep Country credit facilities, unsecured senior notes, and loans
Borrowings
Borrowings, Principal													563.1	468.7						$ 450.0
Interest rate											6.625%									6.625%
Re-opening of principal amount of notes											$ 107.9									$ 150.0
Net proceeds excluding accrued interest after discount, commissions and expenses											$ 104.6	$ 145.3
Non-insurance companies | Peak Achievement credit facilities and loans
Borrowings
Borrowings, Principal				$ 198.7														$ 275.0
Interest rate				6.125%														6.125%
Net proceeds excluding accrued interest after discount, commissions and expenses				$ 193.6	$ 267.9
Non-insurance companies | Recipe credit facilities, senior notes and loans
Borrowings
Borrowings, Principal		$ 286.1											449.5	309.6			$ 400.0
Interest rate		5.70%															5.70%
Net proceeds excluding accrued interest after discount, commissions and expenses		$ 279.1	$ 390.3
Maximum borrowing capacity																					$ 132.1	$ 190.0
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Borrowings
Borrowings, Principal													$ 527.0	$ 464.0